Condensed Consolidated Statements of Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net Sales	$ 21,244,306	$ 16,972,603	$ 44,678,929	$ 42,309,825	$ 45,802,574	$ 38,500,570
Cost of Goods Sold	15,934,842	11,998,640	34,464,291	30,550,406	33,505,356	30,323,223
Gross Profit	5,309,464	4,973,963	10,214,638	11,759,419	12,297,218	8,177,347
Operating Expenses
Selling expenses	1,406,175	1,490,560	2,717,642	3,264,364	3,976,523	4,286,257
General and administrative expenses	2,154,553	1,925,233	5,352,902	5,130,396	6,531,932	6,564,422
Bad debt expense					65,055	302,333
Depreciation	55,007	65,465	190,087	204,353	298,357	269,107
Total Operating Expenses	3,615,735	3,481,258	8,260,631	8,599,113	10,871,867	11,422,119
Income (Loss) from Operations	1,693,729	1,492,705	1,954,007	3,160,306	1,425,351	(3,244,772)
Other Income (Expenses)
Gain from Paycheck Protection Plan loan forgiveness			448,242
Gain - related party		187,988	11,236	187,988
Gain from damaged goods insurance claim				1,067,829	1,067,829
Gain from extinguishment of accounts payable			236,472	390,000
Gain - related party					220,023
Gain from settlement of accounts payable					390,000
Interest expense	(155,573)	(231,034)	(365,966)	(388,355)	(412,270)	(240,709)
Finance costs	(9,375)	(18,432)	(35,672)	(43,268)	(61,699)	(13,333)
Total Other Income (Expenses), net	(164,948)	(61,478)	294,312	1,214,194	1,203,883	(254,042)
Income (Loss) Before Income Tax (Provision) Benefit	1,528,781	1,431,227	2,248,319	4,374,500	2,629,234	(3,498,814)
Income Tax (Provision) Benefit	(102,886)	(263,932)	(248,664)	(1,006,135)	(456,869)	641,814
Net Income (Loss)	$ 1,425,895	$ 1,167,295	$ 1,999,655	$ 3,368,365	$ 2,172,365	$ (2,857,000)
Net Income (Loss) per Common Share
Basic	$ 0.03	$ 0.03	$ 0.04	$ 0.09	$ 0.06	$ (0.07)
Diluted	$ 0.03	$ 0.03	$ 0.04	$ 0.09	$ 0.06	$ (0.07)
Weighted Average Common and Common Equivalent Shares:
Basic	53,410,249	38,885,185	46,787,545	38,667,221	38,760,092	38,532,889
Diluted	53,635,368	39,156,481	47,109,854	39,041,074	39,128,650	38,532,889